Note 13 - Stock Option and Incentive Plan (Details) - Options outstanding at December 31, 2013 are summarized as follows: (USD $)	12 Months Ended
Dec. 31, 2013
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range - Lower Limit	$ 0.03
Exercise Price Range - Upper Limit	$ 0.11
Number Outstanding - Options (in Shares)	6,412,500
Weighted-Average Remaining Contractual Life - Options	4 years 328 days
Weighted-Average Exercise Price - Options	$ 0.03
Number Outstanding - Vested (in Shares)	2,145,750
Weighted-Average Exercise Price - Vested	$ 0.03
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range - Lower Limit	$ 0.40
Exercise Price Range - Upper Limit	$ 0.75
Number Outstanding - Options (in Shares)	41,495
Weighted-Average Remaining Contractual Life - Options	3 years
Weighted-Average Exercise Price - Options	$ 0.63
Number Outstanding - Vested (in Shares)	41,495
Weighted-Average Exercise Price - Vested	$ 0.63
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range - Lower Limit	$ 1.92
Exercise Price Range - Upper Limit	$ 3.48
Number Outstanding - Options (in Shares)	124,238
Weighted-Average Remaining Contractual Life - Options	2 years
Weighted-Average Exercise Price - Options	$ 2.41
Number Outstanding - Vested (in Shares)	103,405
Weighted-Average Exercise Price - Vested	$ 2.46
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range - Lower Limit	$ 4.00
Exercise Price Range - Upper Limit	$ 7.40
Number Outstanding - Options (in Shares)	40,000
Weighted-Average Remaining Contractual Life - Options	219 days
Weighted-Average Exercise Price - Options	$ 5.15
Number Outstanding - Vested (in Shares)	40,000
Weighted-Average Exercise Price - Vested	$ 5.15
Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range - Lower Limit	$ 0.03
Exercise Price Range - Upper Limit	$ 7.40
Number Outstanding - Options (in Shares)	6,618,233
Weighted-Average Remaining Contractual Life - Options	4 years 292 days
Weighted-Average Exercise Price - Options	$ 0.11
Number Outstanding - Vested (in Shares)	2,330,650
Weighted-Average Exercise Price - Vested	$ 0.24